Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net revenue		$ 27,841,607	$ 20,215,724	$ 19,800,874
Cost of revenue		24,452,591	16,437,136	14,745,967
Gross profit		3,389,016	3,778,588	5,054,907
Operating Expenses
Sales and marketing expenses		7,484,798	2,739,806	3,072,609
General and administrative expenses		6,253,235	1,709,225	2,262,928
Research and development expense		426,130	1,035,584	1,687,650
Total operating expense		14,164,163	5,484,615	7,023,187
Operating loss		(10,775,147)	(1,706,027)	(1,968,280)
Non-operating Income (Expenses)
Other income		24,751	7,628	33,094
Other expenses		(18,348)	(49,339)	(20,332)
Interest expense, net		(138,834)	(145,122)	(108,624)
Subsidy income		478,579	695,948	979,176
Total other income, net		346,148	509,115	883,314
Loss before income tax		(10,428,999)	(1,196,912)	(1,084,966)
Income tax expense (benefit)		11,260	6,004	(4,950)
Net loss		(10,440,259)	(1,202,916)	(1,080,016)
Other comprehensive income:
Foreign currency translation (loss) gain, net of income taxes		(109,574)	16,660	458,742
Total comprehensive loss		$ (10,549,833)	$ (1,186,256)	$ (621,274)
Basic losses per share (in Dollars per share)	[1]	$ (20.11)	$ (2.51)	$ (3.69)
Diluted losses per share (in Dollars per share)	[1]	$ (20.11)	$ (2.51)	$ (3.69)
Weighted average shares outstanding basic (in Shares)	[1]	519,184	478,936	292,683
Weighted average shares outstanding diluted (in Shares)	[1]	519,184	478,936	292,683

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).